Investment Objectives and Goals	Mar. 28, 2025
Tuttle Capital AAPL 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital AAPL 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital AAPL 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital GOOGL 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital GOOGL 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital GOOGL 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital META 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital META 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital META 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital TSLA 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital TSLA 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital TSLA 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital NVDA 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital NVDA 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital NVDA 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital AMZN 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital AMZN 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital AMZN 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital MSFT 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital MSFT 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital MSFT 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital MSTR 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital MSTR 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital MSTR 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.
Tuttle Capital COIN 0DTE Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital COIN 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of the Tuttle Capital COIN 0DTE Covered Call ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.